Liability for Future Policy Benefits (Benefit Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Term Life
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	$ 1,641,933	$ 1,762,111
Effect of cumulative changes in discount rate assumptions, beginning of period	(253,752)	(352,891)
Balance at original discount rate, beginning of period	1,388,181	1,409,220
Effect of assumption update		174,263	$ 5,651
Effect of actual variances from expected experience and other activity		(29,416)	(13,285)
Adjusted balance, beginning of period	1,533,028	1,401,586
Issuances	58,215	75,944
Net Premiums/Consideration Collected	(170,297)	(155,282)
Interest accrual	69,424	65,933
Balance at original discount rate, end of period	1,490,370	1,388,181
Effect of cumulative changes in discount rate assumptions, end of period	(73,563)	253,752
Balance, end of period	1,416,807	1,641,933
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	3,041,562	3,212,658
Effect of cumulative changes in discount rate assumptions, beginning of period	(561,455)	(753,963)
Balance at original discount rate, beginning of period	2,480,107	2,458,695
Effect of assumption update		255,336	5,817
Effect of actual variance from expected experience and other activity		(60,049)	(9,219)
Adjusted balance, beginning of period	2,675,394	2,455,293
Issuances	58,215	75,944
Interest accrual	129,657	120,981
Benefit Payments	(173,998)	(171,572)
Other adjustments	(115)	(539)
Balance at original discount rate, end of period	2,689,153	2,480,107
Effect of cumulative changes in discount rate assumptions, end of period	(137,962)	561,455
Balance, end of period	2,551,191	3,041,562
Balance, end of period, pre-flooring	1,134,384	1,399,629
Flooring impact, end of period	0	899
Balance, end of period, post-flooring	1,134,384	1,400,528
Less: Reinsurance recoverable	1,002,277	1,216,756
Balance after reinsurance recoverable, end of period, post-flooring	132,107	183,772
Term Life | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums	3,073,048	3,309,037
Discounted expected future gross premiums (at original discount rate)	2,069,441	2,185,726
Discounted expected future gross premiums (at current discount rate)	1,973,031	2,597,734
Undiscounted expected future benefits and expenses	4,352,500	4,023,185
Interest accrual	60,233	55,048
Gross Premiums	$ 242,406	$ 241,783
Weighted-average duration of the liability in years (at original discount rate)	11 years	11 years
Weighted-average duration of the liability in years (at current discount rate)	10 years	11 years
Weighted-average interest rate (at original discount rate)	5.33%	5.37%
Weighted-average interest rate (at current discount rate)	5.40%	2.54%
Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	$ 0	$ 0
Effect of cumulative changes in discount rate assumptions, beginning of period	0	0
Balance at original discount rate, beginning of period	0	0
Effect of assumption update		0	0
Effect of actual variances from expected experience and other activity		(746)	0
Adjusted balance, beginning of period	(746)	0
Issuances	2,110	3,763
Net Premiums/Consideration Collected	(1,364)	(3,763)
Interest accrual	0	0
Balance at original discount rate, end of period	0	0
Effect of cumulative changes in discount rate assumptions, end of period	0	0
Balance, end of period	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	19,314	17,969
Effect of cumulative changes in discount rate assumptions, beginning of period	(1,459)	(2,188)
Balance at original discount rate, beginning of period	17,855	15,781
Effect of assumption update		0	0
Effect of actual variance from expected experience and other activity		149	(297)
Adjusted balance, beginning of period	18,004	15,484
Issuances	2,111	3,763
Interest accrual	627	620
Benefit Payments	(2,308)	(2,012)
Other adjustments	(75)	0
Balance at original discount rate, end of period	18,359	17,855
Effect of cumulative changes in discount rate assumptions, end of period	(1,899)	1,459
Balance, end of period	16,460	19,314
Balance, end of period, pre-flooring	16,460	19,314
Flooring impact, end of period	0	0
Balance, end of period, post-flooring	16,460	19,314
Less: Reinsurance recoverable	16,460	19,314
Balance after reinsurance recoverable, end of period, post-flooring	0	0
Fixed Annuities | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums	0	0
Discounted expected future gross premiums (at original discount rate)	0	0
Discounted expected future gross premiums (at current discount rate)	0	0
Undiscounted expected future benefits and expenses	24,056	23,747
Interest accrual	627	620
Gross Premiums	$ 1,700	$ 4,553
Weighted-average duration of the liability in years (at original discount rate)	7 years	7 years
Weighted-average duration of the liability in years (at current discount rate)	6 years	7 years
Weighted-average interest rate (at original discount rate)	3.56%	3.56%
Weighted-average interest rate (at current discount rate)	5.30%	2.48%
Term Life and Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	$ 1,641,933	$ 1,762,111
Effect of cumulative changes in discount rate assumptions, beginning of period	(253,752)	(352,891)
Balance at original discount rate, beginning of period	1,388,181	1,409,220
Effect of assumption update		174,263	5,651
Effect of actual variances from expected experience and other activity		(30,162)	(13,285)
Adjusted balance, beginning of period	1,532,282	1,401,586
Issuances	60,325	79,707
Net Premiums/Consideration Collected	(171,661)	(159,045)
Interest accrual	69,424	65,933
Balance at original discount rate, end of period	1,490,370	1,388,181
Effect of cumulative changes in discount rate assumptions, end of period	(73,563)	253,752
Balance, end of period	1,416,807	1,641,933
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	3,060,876	3,230,627
Effect of cumulative changes in discount rate assumptions, beginning of period	(562,914)	(756,151)
Balance at original discount rate, beginning of period	2,497,962	2,474,476
Effect of assumption update		255,336	5,817
Effect of actual variance from expected experience and other activity		(59,900)	$ (9,516)
Adjusted balance, beginning of period	2,693,398	2,470,777
Issuances	60,326	79,707
Interest accrual	130,284	121,601
Benefit Payments	(176,306)	(173,584)
Other adjustments	(190)	(539)
Balance at original discount rate, end of period	2,707,512	2,497,962
Effect of cumulative changes in discount rate assumptions, end of period	(139,861)	562,914
Balance, end of period	2,567,651	3,060,876
Balance, end of period, pre-flooring	1,150,844	1,418,943
Flooring impact, end of period	0	899
Balance, end of period, post-flooring	1,150,844	1,419,842
Less: Reinsurance recoverable	1,018,737	1,236,070
Balance after reinsurance recoverable, end of period, post-flooring	132,107	183,772
Nonparticipating Traditional and Limited-Pay Business
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Loss in net income	11,000	6,000
Gain in net income	$ 10,000	$ 5,000